Property, Plant and Equipment and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment and Intangible Assets [Abstract]
Summary of Movements in Property Plant and Equipment and Intangible Assets

Movements in property, plant and equipment and intangible assets during the six months ended June 30, 2025 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Office Equipment	Land & Buildings	Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2025	$2,713,263	$4,573,867	$314,717	$407,998	$19,311	$24,013	$53,621	$165,470	$8,272,260
Additions	29,376	2,690	213,680	552,416	1,059	3,584	622	21,743	825,170
Disposals	(1,661)	—	—	—	(477)	(29)	—	(11,383)	(13,550)
Reclassified from right-of-use-assets	—	124	—	—	22	—	—	—	146
Reclassified between assets	39,555	505,771	(39,555)	(505,771)	59	—	(64)	5	—
Effect of currency translation	8,946	—	3,000	—	366	2,861	110	365	15,648
Cost as of June 30, 2025	$2,789,479	$5,082,452	$491,842	$454,643	$20,340	$30,429	$54,289	$176,200	$9,099,674
Accumulated depreciation, amortization and impairment as of January 1, 2025	(1,062,027)	(588,074)	—	—	(14,899)	(8,726)	(37,019)	(104,411)	$(1,815,156)
Depreciation and amortization	(38,838)	(68,202)	—	—	(1,507)	(439)	(1,035)	(11,468)	(121,489)
Depreciation and amortization of disposals	266	—	—	—	475	29	—	10,688	11,458
Reclassified from right-of-use-assets	—	(124)	—	—	(22)	—	—	—	(146)
Effect of currency translation	(3,829)	—	—	—	(262)	(1,154)	(38)	(325)	(5,608)
Accumulated depreciation, amortization and impairment as of June 30, 2025	$(1,104,428)	$(656,400)	$—	$—	$(16,215)	$(10,290)	$(38,092)	$(105,516)	$(1,930,941)
Net book value
As of January 1, 2025	$1,651,236	$3,985,793	$314,717	$407,998	$4,412	$15,287	$16,602	$61,059	$6,457,104
As of June 30, 2025	$1,685,051	$4,426,052	$491,842	$454,643	$4,125	$20,139	$16,197	$70,684	$7,168,733